SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 212,426	$ 199,299
Production Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	136,767	133,190
Drilling and Evaluation Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 75,659	$ 66,109